Operating segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating segments
Revenue	€ 4,495	€ 2,042	€ 416
Adjusted EBITDA	(331)	198	12
Share-based payments	(81)	(23)	(3)
Finance income	23	3	0
Finance expense	(75)	(30)	(16)
Share of results of associates and joint ventures	(62)	(16)	0
Other gains and losses	2	2	6
Depreciation, amortisation and impairment	(443)	(174)	(35)
Acquisition related costs	(1)	(67)	(40)
Integration related costs	(35)	(35)	(10)
Other items	(34)	(23)	0
Loss before income tax	(1,037)	(165)	(86)
North America
Operating segments
Revenue	1,634	404	0
Adjusted EBITDA	(11)	42	0
Northern Europe
Operating segments
Revenue	1,064	723	392
Adjusted EBITDA	256	216	72
UK & Ireland
Operating segments
Revenue	1,249	611	0
Adjusted EBITDA	(107)	160	0
Southern Europe & ANZ
Operating segments
Revenue	548	303	24
Adjusted EBITDA	(262)	(80)	(13)
Head office
Operating segments
Revenue	0	0	0
Adjusted EBITDA	€ (207)	€ (141)	€ (47)